Document And Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Entity Registrant Name	Anpulo Food, Inc.
Entity Central Index Key	0001500366
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Entity Filer Category	Smaller Reporting Company